ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

September 21, 2018	Nathan D. Briggs
T: 1 202 626 3909
F: 1 202 383 9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Dynamic Income Fund
(File Nos. 333-______, 811-22673)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Dynamic Income Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $124.50 to the designated lockbox at U.S. Bank in St. Louis, Missouri. This Registration Statement carries forward $282,112 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-215573) effective March 23, 2017 (the “Prior Registration Statement”) and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”). In addition to the Unsold Shares, Registrant is registering $1,000,000 of shares of beneficial interest for a proposed maximum aggregate offering price of $1,282,112. Pursuant to Rule 415(a)(6) of the Securities Act, the Unsold Shares are included in this Registration Statement. A registration fee amount of $37.20 was paid with respect to the Unsold Shares in connection with the Prior Registration Statement and is being applied to offset the registration fee currently due on the Unsold Shares pursuant to Rule 415(a)(6) under the Securities Act, resulting in a net registration fee amount of $124.50 transmitted prior to filing.

Please direct any questions or comments regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Joshua D. Ratner, Esq.

Wu-Kwan Kit, Esq.

David C. Sullivan, Esq.